Long-Term Debt (Tables)	12 Months Ended
Sep. 30, 2012
Long-term Debt, Unclassified [Abstract]
Schedule Of Long-Term Debt

	2011	2012
5.75% notes due November 2011	$250	—
4.625% notes due October 2012	250	250
4.5% notes due May 2013	250	250
5.625% notes due November 2013	250	250
5.0% notes due December 2014	250	250
4.125% notes due April 2015	250	250
4.75% notes due October 2015	250	250
5.125% notes due December 2016	250	250
5.375% notes due October 2017	250	250
5.25% notes due October 2018	400	400
5.0% notes due April 2019	250	250
4.875% notes due October 2019	500	500
4.25% notes due November 2020	300	300
6.0% notes due August 2032	250	250
6.125% notes due April 2039	250	250
5.25% notes due November 2039	300	300
Other	103	97
Long-term debt	4,603	4,347
Less: current maturities	279	560
Total, net	$4,324	3,787